Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table reports the total compensation of Jonathan Steinberg, our Chief Executive Officer and PEO, and the average total compensation of the other NEOs as reported in the Summary Compensation Table for the past five years, as well as the “compensation actually paid” to our PEO and the average “compensation actually paid” to our other NEOs as calculated pursuant to SEC rules and certain performance measures required by SEC rules. We refer to the NEOs covered by this Pay Versus Performance disclosure other than the PEO as the “Other NEOs.”

					Value of Initial Fixed $100 Investment Based On:			Company- Selected Measure
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(2)	TSR ($)	Peer Group TSR ($)(3)	Net Income (thousands) ($)(4)	TSR Percentile Ranking – Traditional Asset Manager Peer Group(5)
2025	6,704,625	9,932,854	2,580,836	3,430,331	247.88	211.25	112,967	50th
2024	6,745,441	15,333,481	2,519,007	4,449,490	211.17	200.58	66,693	85th
2023	6,710,430	9,946,606	2,422,286	3,140,681	137.54	145.36	102,546	92nd
2022	5,448,889	5,503,797	1,837,134	1,836,101	106.15	110.59	50,684	92nd
2021	4,317,175	4,313,843	1,377,223	1,252,097	116.57	147.62	49,797	25th

(1)     The PEO and Other NEOs for the applicable years were as follows:

•   2024 and 2025: Mr. Steinberg served as our PEO and Mr. Edmiston, Ms. Frankenthaler, Mr. Lilien and Mr. Marinof served as the Other NEOs.

•   2022 and 2023: Mr. Steinberg served as our PEO and Messrs. Edmiston, Lilien, Marinof and Peter Ziemba, our Chief Administrative Officer, served as the Other NEOs.

•   2021: Mr. Steinberg served as our PEO and Messrs. Edmiston, Lilien, Marinof and Ziemba and Amit Muni, our former CFO, served as the Other NEOs. Mr. Edmiston was appointed to serve as our CFO effective June 1, 2021.

(2)     Represents the Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year subject to the following adjustments in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

Year	Summary Compensation Table – Total	Deduction for amounts reported under “Stock Awards” column of the Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid
2025 – PEO	$6,704,625	($3,507,589)	$ 6,735,818	$ 9,932,854
2025 – Average for Other NEOs	$2,580,836	($1,086,673)	$ 1,936,168	$ 3,430,331
2024 – PEO	$6,745,441	($3,841,791)	$12,429,831	$15,333,481
2024 – Average for Other NEOs	$2,519,007	($1,118,764)	$ 3,049,247	$ 4,449,490
2023 – PEO	$6,710,430	($3,585,593)	$ 6,821,769	$ 9,946,606
2023 – Average for Other NEOs	$2,422,286	($1,018,373)	$ 1,736,768	$ 3,140,681
2022 – PEO	$5,448,889	($2,494,989)	$ 2,549,897	$ 5,503,797
2022 – Average for Other NEOs	$1,837,134	($ 511,485)	$ 510,452	$ 1,836,101
2021 – PEO	$4,317,175	($1,463,175)	$ 1,459,843	$ 4,313,843
2021 – Average for Other NEOs	$1,377,223	($ 389,910)	$ 264,784	$ 1,252,097

(a)     Compensation actually paid excludes the amounts reported in the Stock Awards column from the relevant year’s Summary Compensation Table total.

(b)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the fair value as of the end of the applicable fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the applicable fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the applicable fiscal year; (iii) the change in fair value during the applicable fiscal year through the vesting date of equity awards granted in prior years that vested during the applicable fiscal year, less the fair value at the end of the prior year of awards granted prior to the applicable fiscal year that failed to meet applicable vesting conditions during the listed year; and (iv) the value of dividends or other earnings paid on equity awards in the applicable fiscal year prior to the vesting date that are not otherwise included in the total compensation for the applicable fiscal year.

Equity values are calculated in accordance with ASC 718, including Monte Carlo simulations used to value outstanding PRSUs as of the end of the applicable fiscal year. The equity award adjustments are set forth in the table below:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Equity Award Adjustments – PEO
2025	4,510,052	2,565,095	—	(375,717)	—	36,388	6,735,818
2024	6,485,442	5,644,149	—	278,725	—	21,514	12,429,831
2023	5,041,757	1,717,483	—	22,573	—	39,956	6,821,769
2022	2,545,937	61,772	—	(102,452)	—	44,640	2,549,897
2021	1,581,610	(177,002)	—	5,196	—	50,039	1,459,843
Equity Award Adjustments – Average for Other NEOs
2025	1,380,873	618,885	—	(75,861)	—	12,271	1,936,168
2024	1,827,552	1,157,527	—	57,915	—	6,254	3,049,247
2023	1,392,242	329,643	—	5,922	—	8,961	1,736,768
2022	512,998	3,176	—	(17,326)	—	11,604	510,452
2021	344,057	(11,600)	—	763	(77,860)	9,424	264,784

(3)     The peer group used for purposes of Item 201(e) of Regulation S-K was utilized for purposes of calculating Peer Group TSR. We refer to this peer group as the “Selected Peer Group.” The Selected Peer Group is comprised of 36 publicly-traded asset management companies in the S&P U.S. BMI Asset Management & Custody Banks Index.

(4)     We are required to report net income/(loss) pursuant to generally accepted accounting principles (“GAAP”) in the table above, however, our GAAP net income includes items that are non-recurring or not core to our operating business. Our adjusted net income (a non-GAAP measure) (in thousands) was $124,588, $101,379, $62,731, $41,669 and $61,352 for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively. A reconciliation of our net income as reported under GAAP to adjusted net income (a non-GAAP measure) is included in Item 7 of our Annual Report on Form 10-K for each respective year.

(5)     We have identified our TSR percentile ranking for the Traditional Asset Manager Peer Group as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and Other NEOs in 2025 to our performance. The TSR for each member of the Traditional Asset Manager Peer Group was derived from the average per-share value of the publicly-traded common stock of each peer group member for the 90-calendar day period ending on January 1st (beginning of period) and December 31st (end of period) of each applicable year and includes the impact of dividends.

Company Selected Measure Name		The TSR for each member of the Traditional Asset Manager Peer Group
Named Executive Officers, Footnote

(1)     The PEO and Other NEOs for the applicable years were as follows:

•   2024 and 2025: Mr. Steinberg served as our PEO and Mr. Edmiston, Ms. Frankenthaler, Mr. Lilien and Mr. Marinof served as the Other NEOs.

•   2022 and 2023: Mr. Steinberg served as our PEO and Messrs. Edmiston, Lilien, Marinof and Peter Ziemba, our Chief Administrative Officer, served as the Other NEOs.

•   2021: Mr. Steinberg served as our PEO and Messrs. Edmiston, Lilien, Marinof and Ziemba and Amit Muni, our former CFO, served as the Other NEOs. Mr. Edmiston was appointed to serve as our CFO effective June 1, 2021.

Peer Group Issuers, Footnote		The peer group used for purposes of Item 201(e) of Regulation S-K was utilized for purposes of calculating Peer Group TSR. We refer to this peer group as the “Selected Peer Group.” The Selected Peer Group is comprised of 36 publicly-traded asset management companies in the S&P U.S. BMI Asset Management & Custody Banks Index.
PEO Total Compensation Amount	[1]	$ 6,704,625	$ 6,745,441	$ 6,710,430	$ 5,448,889	$ 4,317,175
PEO Actually Paid Compensation Amount	[1],[2]	$ 9,932,854	15,333,481	9,946,606	5,503,797	4,313,843
Adjustment To PEO Compensation, Footnote

(2)     Represents the Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year subject to the following adjustments in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

Year	Summary Compensation Table – Total	Deduction for amounts reported under “Stock Awards” column of the Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid
2025 – PEO	$6,704,625	($3,507,589)	$ 6,735,818	$ 9,932,854
2025 – Average for Other NEOs	$2,580,836	($1,086,673)	$ 1,936,168	$ 3,430,331
2024 – PEO	$6,745,441	($3,841,791)	$12,429,831	$15,333,481
2024 – Average for Other NEOs	$2,519,007	($1,118,764)	$ 3,049,247	$ 4,449,490
2023 – PEO	$6,710,430	($3,585,593)	$ 6,821,769	$ 9,946,606
2023 – Average for Other NEOs	$2,422,286	($1,018,373)	$ 1,736,768	$ 3,140,681
2022 – PEO	$5,448,889	($2,494,989)	$ 2,549,897	$ 5,503,797
2022 – Average for Other NEOs	$1,837,134	($ 511,485)	$ 510,452	$ 1,836,101
2021 – PEO	$4,317,175	($1,463,175)	$ 1,459,843	$ 4,313,843
2021 – Average for Other NEOs	$1,377,223	($ 389,910)	$ 264,784	$ 1,252,097

(a)     Compensation actually paid excludes the amounts reported in the Stock Awards column from the relevant year’s Summary Compensation Table total.

(b)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the fair value as of the end of the applicable fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the applicable fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the applicable fiscal year; (iii) the change in fair value during the applicable fiscal year through the vesting date of equity awards granted in prior years that vested during the applicable fiscal year, less the fair value at the end of the prior year of awards granted prior to the applicable fiscal year that failed to meet applicable vesting conditions during the listed year; and (iv) the value of dividends or other earnings paid on equity awards in the applicable fiscal year prior to the vesting date that are not otherwise included in the total compensation for the applicable fiscal year.

Equity values are calculated in accordance with ASC 718, including Monte Carlo simulations used to value outstanding PRSUs as of the end of the applicable fiscal year. The equity award adjustments are set forth in the table below:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Equity Award Adjustments – PEO
2025	4,510,052	2,565,095	—	(375,717)	—	36,388	6,735,818
2024	6,485,442	5,644,149	—	278,725	—	21,514	12,429,831
2023	5,041,757	1,717,483	—	22,573	—	39,956	6,821,769
2022	2,545,937	61,772	—	(102,452)	—	44,640	2,549,897
2021	1,581,610	(177,002)	—	5,196	—	50,039	1,459,843
Equity Award Adjustments – Average for Other NEOs
2025	1,380,873	618,885	—	(75,861)	—	12,271	1,936,168
2024	1,827,552	1,157,527	—	57,915	—	6,254	3,049,247
2023	1,392,242	329,643	—	5,922	—	8,961	1,736,768
2022	512,998	3,176	—	(17,326)	—	11,604	510,452
2021	344,057	(11,600)	—	763	(77,860)	9,424	264,784

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,580,836	2,519,007	2,422,286	1,837,134	1,377,223
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 3,430,331	4,449,490	3,140,681	1,836,101	1,252,097
Adjustment to Non-PEO NEO Compensation Footnote

(2)     Represents the Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year subject to the following adjustments in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

Year	Summary Compensation Table – Total	Deduction for amounts reported under “Stock Awards” column of the Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid
2025 – PEO	$6,704,625	($3,507,589)	$ 6,735,818	$ 9,932,854
2025 – Average for Other NEOs	$2,580,836	($1,086,673)	$ 1,936,168	$ 3,430,331
2024 – PEO	$6,745,441	($3,841,791)	$12,429,831	$15,333,481
2024 – Average for Other NEOs	$2,519,007	($1,118,764)	$ 3,049,247	$ 4,449,490
2023 – PEO	$6,710,430	($3,585,593)	$ 6,821,769	$ 9,946,606
2023 – Average for Other NEOs	$2,422,286	($1,018,373)	$ 1,736,768	$ 3,140,681
2022 – PEO	$5,448,889	($2,494,989)	$ 2,549,897	$ 5,503,797
2022 – Average for Other NEOs	$1,837,134	($ 511,485)	$ 510,452	$ 1,836,101
2021 – PEO	$4,317,175	($1,463,175)	$ 1,459,843	$ 4,313,843
2021 – Average for Other NEOs	$1,377,223	($ 389,910)	$ 264,784	$ 1,252,097

(a)     Compensation actually paid excludes the amounts reported in the Stock Awards column from the relevant year’s Summary Compensation Table total.

(b)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the fair value as of the end of the applicable fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the applicable fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the applicable fiscal year; (iii) the change in fair value during the applicable fiscal year through the vesting date of equity awards granted in prior years that vested during the applicable fiscal year, less the fair value at the end of the prior year of awards granted prior to the applicable fiscal year that failed to meet applicable vesting conditions during the listed year; and (iv) the value of dividends or other earnings paid on equity awards in the applicable fiscal year prior to the vesting date that are not otherwise included in the total compensation for the applicable fiscal year.

Equity values are calculated in accordance with ASC 718, including Monte Carlo simulations used to value outstanding PRSUs as of the end of the applicable fiscal year. The equity award adjustments are set forth in the table below:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Equity Award Adjustments – PEO
2025	4,510,052	2,565,095	—	(375,717)	—	36,388	6,735,818
2024	6,485,442	5,644,149	—	278,725	—	21,514	12,429,831
2023	5,041,757	1,717,483	—	22,573	—	39,956	6,821,769
2022	2,545,937	61,772	—	(102,452)	—	44,640	2,549,897
2021	1,581,610	(177,002)	—	5,196	—	50,039	1,459,843
Equity Award Adjustments – Average for Other NEOs
2025	1,380,873	618,885	—	(75,861)	—	12,271	1,936,168
2024	1,827,552	1,157,527	—	57,915	—	6,254	3,049,247
2023	1,392,242	329,643	—	5,922	—	8,961	1,736,768
2022	512,998	3,176	—	(17,326)	—	11,604	510,452
2021	344,057	(11,600)	—	763	(77,860)	9,424	264,784

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Performance Measures

WisdomTree considers the following measures to be the most important performance measures it uses to link compensation actually paid to its PEO and Other NEOs to WisdomTree’s performance for 2025:

Performance Measures
TSR Percentile Ranking – Traditional Asset Manager Peer Group
Net Inflows
Annualized RRR from Flows
Total Revenues
Adjusted Operating Income
Adjusted Operating Margin

Total Shareholder Return Amount	[1]	$ 247.88	211.17	137.54	106.15	116.57
Peer Group Total Shareholder Return Amount	[1],[3]	211.25	200.58	145.36	110.59	147.62
Net Income (Loss)	[1],[4]	$ 112,967,000	$ 66,693,000	$ 102,546,000	$ 50,684,000	$ 49,797,000
Company Selected Measure Amount	[1],[5]	50	85	92	92	25
PEO Name		Mr. Steinberg	Mr. Steinberg	Mr. Steinberg	Mr. Steinberg	Mr. Steinberg
Measure:: 1
Pay vs Performance Disclosure
Name		TSR Percentile Ranking – Traditional Asset Manager Peer Group
Measure:: 2
Pay vs Performance Disclosure
Name		Net Inflows
Measure:: 3
Pay vs Performance Disclosure
Name		Annualized RRR from Flows
Measure:: 4
Pay vs Performance Disclosure
Name		Total Revenues
Measure:: 5
Pay vs Performance Disclosure
Name		Adjusted Operating Income
Measure:: 6
Pay vs Performance Disclosure
Name		Adjusted Operating Margin
PEO | Deduction for amounts reported under "Stock Awards" column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	$ (3,507,589)	$ (3,841,791)	$ (3,585,593)	$ (2,494,989)	$ (1,463,175)
PEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	6,735,818	12,429,831	6,821,769	2,549,897	1,459,843
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,510,052	6,485,442	5,041,757	2,545,937	1,581,610
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,565,095	5,644,149	1,717,483	61,772	(177,002)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(375,717)	278,725	22,573	(102,452)	5,196
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		36,388	21,514	39,956	44,640	50,039
Non-PEO NEO | Deduction for amounts reported under "Stock Awards" column of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(1,086,673)	(1,118,764)	(1,018,373)	(511,485)	(389,910)
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	1,936,168	3,049,247	1,736,768	510,452	264,784
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,380,873	1,827,552	1,392,242	512,998	344,057
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		618,885	1,157,527	329,643	3,176	(11,600)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(75,861)	57,915	5,922	(17,326)	763
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(77,860)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 12,271	$ 6,254	$ 8,961	$ 11,604	$ 9,424

[1]	The PEO and Other NEOs for the applicable years were as follows:

•   2024 and 2025: Mr. Steinberg served as our PEO and Mr. Edmiston, Ms. Frankenthaler, Mr. Lilien and Mr. Marinof served as the Other NEOs.

•   2022 and 2023: Mr. Steinberg served as our PEO and Messrs. Edmiston, Lilien, Marinof and Peter Ziemba, our Chief Administrative Officer, served as the Other NEOs.

•   2021: Mr. Steinberg served as our PEO and Messrs. Edmiston, Lilien, Marinof and Ziemba and Amit Muni, our former CFO, served as the Other NEOs. Mr. Edmiston was appointed to serve as our CFO effective June 1, 2021.

[2]	Represents the Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year subject to the following adjustments in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:
Year	Summary Compensation Table – Total	Deduction for amounts reported under “Stock Awards” column of the Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid
2025 – PEO	$6,704,625	($3,507,589)	$ 6,735,818	$ 9,932,854
2025 – Average for Other NEOs	$2,580,836	($1,086,673)	$ 1,936,168	$ 3,430,331
2024 – PEO	$6,745,441	($3,841,791)	$12,429,831	$15,333,481
2024 – Average for Other NEOs	$2,519,007	($1,118,764)	$ 3,049,247	$ 4,449,490
2023 – PEO	$6,710,430	($3,585,593)	$ 6,821,769	$ 9,946,606
2023 – Average for Other NEOs	$2,422,286	($1,018,373)	$ 1,736,768	$ 3,140,681
2022 – PEO	$5,448,889	($2,494,989)	$ 2,549,897	$ 5,503,797
2022 – Average for Other NEOs	$1,837,134	($ 511,485)	$ 510,452	$ 1,836,101
2021 – PEO	$4,317,175	($1,463,175)	$ 1,459,843	$ 4,313,843
2021 – Average for Other NEOs	$1,377,223	($ 389,910)	$ 264,784	$ 1,252,097

(a)     Compensation actually paid excludes the amounts reported in the Stock Awards column from the relevant year’s Summary Compensation Table total.

(b)     The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the fair value as of the end of the applicable fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the applicable fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the applicable fiscal year; (iii) the change in fair value during the applicable fiscal year through the vesting date of equity awards granted in prior years that vested during the applicable fiscal year, less the fair value at the end of the prior year of awards granted prior to the applicable fiscal year that failed to meet applicable vesting conditions during the listed year; and (iv) the value of dividends or other earnings paid on equity awards in the applicable fiscal year prior to the vesting date that are not otherwise included in the total compensation for the applicable fiscal year.

Equity values are calculated in accordance with ASC 718, including Monte Carlo simulations used to value outstanding PRSUs as of the end of the applicable fiscal year. The equity award adjustments are set forth in the table below:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Equity Award Adjustments – PEO
2025	4,510,052	2,565,095	—	(375,717)	—	36,388	6,735,818
2024	6,485,442	5,644,149	—	278,725	—	21,514	12,429,831
2023	5,041,757	1,717,483	—	22,573	—	39,956	6,821,769
2022	2,545,937	61,772	—	(102,452)	—	44,640	2,549,897
2021	1,581,610	(177,002)	—	5,196	—	50,039	1,459,843
Equity Award Adjustments – Average for Other NEOs
2025	1,380,873	618,885	—	(75,861)	—	12,271	1,936,168
2024	1,827,552	1,157,527	—	57,915	—	6,254	3,049,247
2023	1,392,242	329,643	—	5,922	—	8,961	1,736,768
2022	512,998	3,176	—	(17,326)	—	11,604	510,452
2021	344,057	(11,600)	—	763	(77,860)	9,424	264,784

[3]	The peer group used for purposes of Item 201(e) of Regulation S-K was utilized for purposes of calculating Peer Group TSR. We refer to this peer group as the “Selected Peer Group.” The Selected Peer Group is comprised of 36 publicly-traded asset management companies in the S&P U.S. BMI Asset Management & Custody Banks Index.
[4]	We are required to report net income/(loss) pursuant to generally accepted accounting principles (“GAAP”) in the table above, however, our GAAP net income includes items that are non-recurring or not core to our operating business. Our adjusted net income (a non-GAAP measure) (in thousands) was $124,588, $101,379, $62,731, $41,669 and $61,352 for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively. A reconciliation of our net income as reported under GAAP to adjusted net income (a non-GAAP measure) is included in Item 7 of our Annual Report on Form 10-K for each respective year.
[5]	We have identified our TSR percentile ranking for the Traditional Asset Manager Peer Group as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and Other NEOs in 2025 to our performance. The TSR for each member of the Traditional Asset Manager Peer Group was derived from the average per-share value of the publicly-traded common stock of each peer group member for the 90-calendar day period ending on January 1st (beginning of period) and December 31st (end of period) of each applicable year and includes the impact of dividends.
[6]	Compensation actually paid excludes the amounts reported in the Stock Awards column from the relevant year’s Summary Compensation Table total.
[7]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the fair value as of the end of the applicable fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the applicable fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the applicable fiscal year; (iii) the change in fair value during the applicable fiscal year through the vesting date of equity awards granted in prior years that vested during the applicable fiscal year, less the fair value at the end of the prior year of awards granted prior to the applicable fiscal year that failed to meet applicable vesting conditions during the listed year; and (iv) the value of dividends or other earnings paid on equity awards in the applicable fiscal year prior to the vesting date that are not otherwise included in the total compensation for the applicable fiscal year.

Equity values are calculated in accordance with ASC 718, including Monte Carlo simulations used to value outstanding PRSUs as of the end of the applicable fiscal year. The equity award adjustments are set forth in the table below:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Equity Award Adjustments – PEO
2025	4,510,052	2,565,095	—	(375,717)	—	36,388	6,735,818
2024	6,485,442	5,644,149	—	278,725	—	21,514	12,429,831
2023	5,041,757	1,717,483	—	22,573	—	39,956	6,821,769
2022	2,545,937	61,772	—	(102,452)	—	44,640	2,549,897
2021	1,581,610	(177,002)	—	5,196	—	50,039	1,459,843
Equity Award Adjustments – Average for Other NEOs
2025	1,380,873	618,885	—	(75,861)	—	12,271	1,936,168
2024	1,827,552	1,157,527	—	57,915	—	6,254	3,049,247
2023	1,392,242	329,643	—	5,922	—	8,961	1,736,768
2022	512,998	3,176	—	(17,326)	—	11,604	510,452
2021	344,057	(11,600)	—	763	(77,860)	9,424	264,784